Leases - Schedule of Operating Leases (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 67,115	$ 104,129
Operating lease liabilities - current	67,115	77,596
Operating lease liabilities - non-current		26,533
Total operating lease liabilities	$ 67,115	$ 104,129
Weighted average remaining lease term (years)	9 months 29 days
Weighted average discount rate	3.90%